Master Trust	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
Master Trust	Master Trust
The Plans provide that both participant contributions and company matching contributions be held in a trust by an independent trustee for the benefit of participating employees. As of December 31, 2025 and 2024, The Northern Trust Company maintained the accounting of the aggregate value of assets associated with each plan participating in the Master Trust. The Plans have specific interests in certain investments of the Master Trust based on account balances of the participants and their investment options. The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified for such plan or participants in such plan and by allocating among all plans, in proportion to the fair value of the assets attributable to each participating plan, the income (loss), including net appreciation/depreciation in fair value of investments, and expenses resulting from the collective investment of the assets of the Master Trust.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date.
Net investment income for the Master Trust for the year ended December 31, 2025 is as follows:

Net realized and unrealized gains on investments	$2,868,482,058
Interest income, net of expenses	23,413,775
Dividend income	48,279,187
Net investment income	$2,940,175,020

The interests in the net assets of the Master Trust of the 401(k) Plan and the Puerto Rico Plan are presented in the accompanying financial statements.
The Plans (through the Master Trust) hold synthetic GICs with third-party financial service institutions. The synthetic GICs are wrap contracts paired with an underlying investment portfolio of common/collective trust funds that invest in average-quality, short/intermediate-term, fixed-income securities. A synthetic GIC credits the holder’s account with a stated crediting rate for a specified period of time. Investment gains and losses are amortized over the expected duration through the calculation of the crediting rate applicable to the Plans on a prospective basis. Synthetic GICs provide for a variable crediting rate, which typically resets at least quarterly, and the issuers of the wrap contract provide a guarantee that future adjustments to the crediting rate cannot result in a crediting rate less than zero.
The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the expected duration at the time of computation. The crediting rate is impacted by the change in the annual effective yield-to-maturity of the underlying securities but is also affected by the differential between the contract value and the market value of the covered investments.
Generally, contract value withdrawals will be made pro rata based on the percentage of investments covered by each issuer. The terms of the wrap contracts generally provide for full contract value withdrawal only upon termination of the contract or total liquidation of the covered investments. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default. If the contract terminates due to issuer default (other than a default occurring because of a decline in its rating), the issuer will generally be required to pay to the Plans the excess, if any, of contract value over market value on the date of termination. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plans to the extent necessary for the Plans to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice. However, such election by a contract issuer typically allows for a gradual asset risk wind-down generally over the portfolio’s duration and would maintain contract value on the Plans.
Certain events, including (1) certain amendments to the Plans' documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plans' sponsors or other Plans' sponsor events that cause a significant withdrawal from the Plans, and (4) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA, limit the ability of the Plans to transact contract value withdrawals from the wrap contracts. The plan administrator believes that the occurrence of any such event which would limit the Plans’ ability to transact contract value withdrawals is not probable of occurring.
The synthetic GICs generally impose conditions on both the Plans and the issuer. If an event of default, as defined, occurs and is not cured, and the Plans are unable to negotiate continuing coverage or obtain a replacement investment contract, the Plans may experience losses if the value of the Plans’ assets no longer covered by the contract is below contract value. The combination of the default of an issuer and an inability to obtain replacement coverage could render the Plans unable to achieve their objective of maintaining a stable contract value. The plan administrator does not believe the occurrence of any such event has occurred or is probable of occurring.